Rights of use of assets and lease liabilities (Details 4) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Lease liabilities [Member]
Statement [Line Items]
Composition group lease liabilities	$ 120,306	$ 111,226
Non Current Lease Liabilities Composition [Member]
Statement [Line Items]
Composition group lease liabilities	88,447	85,383
Current Lease Liabilities Composition [Member]
Statement [Line Items]
Composition group lease liabilities	31,859	25,843
Composition of the Group lease liabilities [Member]
Statement [Line Items]
Composition group lease liabilities	120,306	111,226
Farmland [Member]
Statement [Line Items]
Composition group lease liabilities	110,941	94,729
Shopping Malls, Offices And Other Buildings [Member]
Statement [Line Items]
Composition group lease liabilities	7,056	3,990
Convention center
Statement [Line Items]
Composition group lease liabilities	$ 2,309	$ 12,507